Average Annual Total Returns - Victory Munder Multi-Cap Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	4.80%	9.27%	9.99%	9.29%	9.71%	9.78%	11.60%	10.98%	11.00%	11.50%	9.58%	9.67%	6.93%	8.32%	8.65%	20.89%	15.43%	13.79%	18.40%	15.22%	13.88%